Schedule of Finance Leases (Details) - USD ($)	May 31, 2022	Aug. 31, 2021
Leases
Cost	$ 209,457	$ 209,457
Accumulated amortization	(178,383)	(136,491)
Net book value	$ 31,074	$ 72,966